UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vermillion Asset Management, LLC

Address:   267 Fifth Avenue, 7th Floor
           New York, NY  10016


Form 13F File Number: 28-12729


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Zuech
Title:  Chief Compliance Officer
Phone:  212-683-8816

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher Zuech              New York, NY                       2/2/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:  $       57,206
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
* AGCO CORP                            COM            001084102       24      735 SH       SOLE       NONE        0      0    0
* AES CORP                             COM            00130H105       32     2387 SH       SOLE       NONE        0      0    0
* AMERICAN COMMERCIAL LINES            COM            025195405       12      672 SH       SOLE       NONE        0      0    0
* AMERICAN ELEC PWR INC                COM            025537101      397    11400 SH       SOLE       NONE        0      0    0
* APACHE CORP                          CALL           037411105      358     2655     CALL SOLE       NONE        0      0    0
* ASHLAND INC NEW                      CALL           044209104        2      226     CALL SOLE       NONE        0      0    0
* ASHLAND INC NEW                      PUT            044209104      123      226     PUT  SOLE       NONE        0      0    0
* ASHLAND INC NEW                      COM            044209104      634    16000 SH       SOLE       NONE        0      0    0
* AVON PRODS INC                       COM            054303102      504    16000 SH       SOLE       NONE        0      0    0
* CALGON CARBON CORP                   COM            129603106      354    25492 SH       SOLE       NONE        0      0    0
* CHART INDS INC                       COM            16115Q308       43     2623 SH       SOLE       NONE        0      0    0
* COMVERGE INC                         COM            205859101       27     2371 SH       SOLE       NONE        0      0    0
* CONSOL ENERGY INC                    COM            20854P109      708    14213 SH       SOLE       NONE        0      0    0
* EL PASO CORP                         COM            28336L109      525    53400 SH       SOLE       NONE        0      0    0
* EXELON CORP                          COM            30161N101      577    11800 SH       SOLE       NONE        0      0    0
* EXXON MOBIL CORP                     COM            30231G102      491     7200 SH       SOLE       NONE        0      0    0
* FMC TECHNOLOGIES INC                 COM            30249U101      112     1929 SH       SOLE       NONE        0      0    0
* GULFMARK OFFSHORE INC                COM            402629109       86     3045 SH       SOLE       NONE        0      0    0
* HALLIBURTON CO                       COM            406216101       46     1515 SH       SOLE       NONE        0      0    0
* HERSHEY CO                           COM            427866108      497    13900 SH       SOLE       NONE        0      0    0
* ITT CORP NEW                         COM            450911102      497    10000 SH       SOLE       NONE        0      0    0
* INTEVAC INC                          COM            461148108        7      636 SH       SOLE       NONE        0      0    0
* IROBOT CORP                          COM            462726100       29     1671 SH       SOLE       NONE        0      0    0
* ISHARES INC MSCI BRAZIL              CALL           464286900      389     6700     CALL SOLE       NONE        0      0    0
* ISHARES INC MSCI BRAZIL              PUT            464286950      577     2000     PUT  SOLE       NONE        0      0    0
* ISHARES TR INDEX FTSE XNHUA IDX      PUT            464287954      285    34200     PUT  SOLE       NONE        0      0    0
* ISHARES TR INDEX FTSE XNHUA IDX      FTSE IDX       464287184     6339   150000 SH       SOLE       NONE        0      0    0
* ISHARES SILVER TRUST ISHARES         CALL           46428Q909       35    14000     CALL SOLE       NONE        0      0    0
* ISHARES SILVER TRUST ISHARES         PUT            46428Q959        7    14000     PUT  SOLE       NONE        0      0    0
* MURPHY OIL CORP                      COM            626717102      493     9100 SH       SOLE       NONE        0      0    0
* PACTIV CORP                          COM            695257105      217     9000 SH       SOLE       NONE        0      0    0
* PENNEY J C INC                       COM            708160106      500    18800 SH       SOLE       NONE        0      0    0
* POWERSHS DB US DOLLAR INDEX DOLL     PUT            73936D957       21     1700     PUT  SOLE       NONE        0      0    0
* POWERSHS DB US DOLLAR INDEX DOLL     CALL           73936D907      147     1684     CALL SOLE       NONE        0      0    0
* ROWAN COS INC                        COM            779382100      410    18100 SH       SOLE       NONE        0      0    0
* SPDR TR UNIT SER 1                   CALL           78462F903     1272    13000     CALL SOLE       NONE        0      0    0
* SPDR TR UNIT SER 1                   PUT            78462F953      684     6000     PUT  SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS             PUT            78463V957      824     4200     PUT  SOLE       NONE        0      0    0
* SPDR GOLD TRUST GOLD SHS             GOLD SHS       78463V107    17170   160000 SH       SOLE       NONE        0      0    0
* SELECT SECTOR SPDR TR SBI INT-ENERGY CALL           81369Y906     2236     8667     CALL SOLE       NONE        0      0    0
* SELECT SECTOR SPDR TR SBI INT-ENERGY PUT            81369Y506      160     6667     PUT  SOLE       NONE        0      0    0
* SUPERIOR ENERGY SVCS INC             COM            868157108       57     2366 SH       SOLE       NONE        0      0    0
* TECK RESOURCES LTD CL B              PUT            878742954       28     4000     PUT  SOLE       NONE        0      0    0
* TECK RESOURCES LTD CL B              CALL           878742904      627     4035     CALL SOLE       NONE        0      0    0
* TIMKEN CO                            COM            887389104       16      656 SH       SOLE       NONE        0      0    0
* UNITED STATES OIL FUND LP UNITS      PUT            91232N958      514     4000     PUT  SOLE       NONE        0      0    0
* UNITED STATES OIL FUND LP UNITS      UNITS          91232N108    16733   426000 SH       SOLE       NONE        0      0    0
* XCEL ENERGY INC COM                  COM            98389B100      312    14700 SH       SOLE       NONE        0      0    0
* TRANSOCEAN LTD REG SHS               COM            H8817H100      687     8296 SH       SOLE       NONE        0      0    0
* EAGLE BULK SHIPPING INC              COM            Y2187A101       31     6193 SH       SOLE       NONE        0      0    0
* GENCO SHIPPING & TRADING LTD SHS     COM            Y2685T107      350    15620 SH       SOLE       NONE        0      0    0


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